SUPPLEMENT DATED JANUARY 18, 2024 TO THE CURRENT
STATEMENTS OF ADDITIONAL INFORMATION FOR:
Invesco Active Allocation Fund
Invesco Advantage International Fund
Invesco American Franchise Fund
Invesco AMT-Free Municipal Income Fund
Invesco Balanced-Risk Allocation Fund
Invesco Balanced-Risk Commodity Strategy Fund
Invesco California Municipal Fund
Invesco Capital Appreciation Fund
Invesco Charter Fund
Invesco Comstock Fund
Invesco Comstock Select Fund
Invesco Conservative Income Fund
Invesco Convertible Securities Fund
Invesco Core Bond Fund
Invesco Core Plus Bond Fund
Invesco Corporate Bond Fund
Invesco Developing Markets Fund
Invesco Discovery Fund
Invesco Discovery Mid Cap Growth Fund
Invesco Diversified Dividend Fund
Invesco Dividend Income Fund
Invesco Emerging Markets Local Debt Fund
Invesco Energy Fund
Invesco Environmental Focus Municipal Fund
Invesco Equally-Weighted S&P 500 Fund
Invesco Equity and Income Fund
Invesco EQV Asia Pacific Equity Fund
Invesco EQV Emerging Markets All Cap Fund
Invesco EQV European Equity Fund
Invesco EQV European Small Company Fund
Invesco EQV International Equity Fund
Invesco EQV International Small Company Fund
Invesco Floating Rate ESG Fund
Invesco Fundamental Alternatives Fund
Invesco Global Allocation Fund
Invesco Global Core Equity Fund
Invesco Global Focus Fund
Invesco Global Fund
Invesco Global Infrastructure Fund
Invesco Global Opportunities Fund
Invesco Global Real Estate Fund
Invesco Global Real Estate Income Fund
Invesco Global Strategic Income Fund
Invesco Gold & Special Minerals Fund
Invesco Government Money Market Fund
Invesco Greater China Fund
Invesco Growth and Income Fund
Invesco Health Care Fund
Invesco High Yield Fund
Invesco High Yield Municipal Fund
Invesco Income Advantage International Fund
Invesco Income Advantage U.S. Fund
Invesco Income Allocation Fund
Invesco Income Fund
Invesco Intermediate Bond Factor Fund
Invesco Intermediate Term Municipal Income Fund
Invesco International Bond Fund
Invesco International Diversified Fund
Invesco International Small-Mid Company Fund
Invesco Limited Term California Municipal Fund
Invesco Limited Term Municipal Income Fund
Invesco Macro Allocation Strategy Fund
Invesco Main Street All Cap Fund®
Invesco Main Street Fund®
Invesco Main Street Mid Cap Fund®
Invesco Main Street Small Cap Fund®
Invesco MSCI World SRI Index Fund
Invesco Multi-Asset Income Fund
Invesco Municipal Income Fund
Invesco NASDAQ 100 Index Fund
Invesco New Jersey Municipal Fund
Invesco Oppenheimer International Growth Fund
Invesco Pennsylvania Municipal Fund
Invesco Quality Income Fund
Invesco Real Estate Fund
Invesco Rising Dividends Fund
Invesco Rochester® AMT-Free New York Municipal Fund
Invesco Rochester® Limited Term New York Municipal Fund
Invesco Rochester® Municipal Opportunities Fund
Invesco Rochester® New York Municipals Fund
Invesco S&P 500 Index Fund
Invesco Select Risk: Conservative Investor Fund
Invesco Select Risk: Growth Investor Fund
Invesco Select Risk: High Growth Investor Fund
Invesco Select Risk: Moderate Investor Fund
Invesco Select Risk: Moderately Conservative Investor Fund
Invesco Senior Floating Rate Fund
Invesco Short Duration High Yield Municipal Fund
Invesco Short Duration Inflation Protected Fund
Invesco Short Term Bond Fund
Invesco Short Term Municipal Fund
Invesco SMA High Yield Bond Fund
Invesco Small Cap Equity Fund
Invesco Small Cap Growth Fund
Invesco Smal Cap Value Fund
Invesco SMA Municipal Bond Fund
Invesco SteelPath MLP Alpha Fund
Invesco SteelPath MLP Alpha Plus Fund
Invesco SteelPath MLP Income Fund
Invesco SteelPath MLP Select 40 Fund
Invesco Summit Fund
Invesco Technology Fund
Invesco Value Opportunities Fund
Invesco U.S. Government Money Portfolio
Invesco Government & Agency Portfolio
Invesco Liquid Assets Portfolio
Invesco Premier Portfolio
Invesco Premier U.S. Government Money Portfolio
Invesco STIC Prime Portfolio
Invesco Treasury Obligations Portfolio
Invesco Treasury Portfolio
(each, a “Fund”)
This supplement amends the Statement of Additional Information (“SAI”) for each of the above referenced funds and is in addition to any other supplement(s), unless otherwise specified. You should read this supplement in conjunction with the SAI for each of the above referenced funds and retain it for future reference.
Effective as of January 16, 2024, shareholders of the Funds listed above elected 14 individuals as Trustees of each Fund. Ten of the 11 Trustees who currently serve on the Board — specifically, Beth Ann Brown, Cynthia Hostetler, Dr. Eli Jones, Elizabeth Krentzman, Anthony J. LaCava, Jr., Dr. Prema Mathai-Davis, Joel W. Motley, Teresa M. Ressel, Robert C. Troccoli and Daniel S. Vandivort — were elected along with new nominees, Carol Deckbar and James “Jim” Liddy. The foregoing 12 Trustees will serve or continue to serve as Independent Trustees. Jeffrey H. Kupor and Douglas Sharp were also new nominees elected by shareholders of the Funds and will serve as interested Trustees. Martin Flanagan, who has served as an interested Trustee, will retire effective immediately.
The following information replaces the information under “Management of the Trust – Board of Trustees – Interested Trustee” in the SAI for each Fund.
Interested Trustees
Jeffrey H. Kupor, Trustee
Jeffrey Kupor has been a member of the Board of Trustees of the Invesco Funds since 2024. Mr. Kupor is Senior Managing Director and General Counsel at Invesco Ltd.
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Mr. Kupor joined Invesco Ltd. in 2002 and has held a number of legal roles, including, most recently, Head of Legal, Americas, in which role he was responsible for legal support for Invesco's Americas business. Prior to joining the firm, he practiced law at Fulbright & Jaworski LLP (now known as Norton Rose Fulbright), specializing in complex commercial and securities litigation. He also served as the general counsel of a publicly traded communication services company.
Mr. Kupor earned a BS degree in economics from the Wharton School at the University of Pennsylvania and a JD from the Boalt Hall School of Law (now known as Berkeley Law) at the University of California at Berkeley.
The Board believes that Mr. Kupor’s current and past positions with the Invesco complex along with his legal background and experience as an executive in the investment management area benefits the Funds.
Douglas Sharp, Trustee
Douglas Sharp has been a member of the Board of Trustees of the Invesco Funds since 2024. Mr. Sharp is Senior Managing Director, Head of Americas & EMEA (Europe, the Middle East, and Africa) at Invesco Ltd. He also served as Director and Chairman of the Board of Invesco UK Limited (Invesco’s European subsidiary board).
Mr. Sharp joined Invesco Ltd. in 2008 and has served in multiple leadership roles across the company, including his previous role as Head of EMEA. Prior to that, he ran Invesco Ltd.’s EMEA retail business and served as head of strategy and business planning and as chief administrative officer for Invesco Ltd.’s US institutional business. Before joining the firm, he was with the strategy consulting firm McKinsey & Co., where he served clients in the financial services, energy, and logistics sectors.
The Board believes that Mr. Sharp’s current and past positions within the Invesco complex along with his experience in the investment management business benefits the Funds.
The following information is added under “Management of the Trust – Board of Trustees – Independent Trustees” in the SAI for each Fund.
Carol Deckbar, Trustee
Carol Deckbar has been a member of the Board of Trustees of the Invesco Funds since 2024. Ms. Deckbar previously served as Executive Vice President and Chief Product Officer at Teachers Insurance and Annuity Association (TIAA) Financial Services from 2019 to 2021. She also served as Executive Vice President and Principal of College Retirement Equities Fund at TIAA from 2014 to 2021. Ms. Deckbar served in various other capacities at TIAA since joining in 2007, including Executive Vice President and Head of Institutional Investments and Endowment Services from 2016 to 2019.
Prior to joining TIAA, Ms. Deckbar was a Senior Vice President of AMSOUTH Bank from 2002 to 2006, and before that she served as Senior Vice President, Managing Director, for Bank of America Capital Management from 1999 to 2002. She began her asset management career with the Evergreen Funds where she served as Senior Vice President, Managing Director from 1991 to 1998.
From 2019 to 2020, Ms. Deckbar served as Chairman of the TIAA Retirement Plan Investments Committee and as an Executive Sponsor at Advance, a council for the advancement of women. She has also held various memberships, including at Investment Company Institute, from 2017 to 2019, Fortune 400 Most Powerful Women Network, from 2012 to 2015, and Mutual Fund Education Alliance, from 2010 to 2015.
The Board believes that Ms. Deckbar’s experience in financial services and investment management benefits the Funds.
James “Jim” Liddy, Trustee
James “Jim” Liddy has been a member of the Board of Trustees of the Invesco Funds since 2024. Mr. Liddy previously served as Chairman of KPMG LLP (KPMG)’s Global Financial Services practice from 2017 through 2021. He also led KPMG’s U.S. Financial Services practice from 2015 through 2021.
Prior to assuming his most recent role in 2017, Mr. Liddy served as Vice Chair of Audit and on various other committees at KPMG. He also previously served as National Managing Partner of Audit and was a member of the firm’s Global Audit Steering Group.
The Board believes that Mr. Liddy’s audit experience and knowledge of financial services and investment management benefits the Funds.
The following information replaces the information in the table under “Appendix C – Trustees and Officers – Interested Trustee” in the SAI for each Fund.
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Interested Trustees
Name, Year of Birth	Position(s) Held with the Trust	Trustee and/or Officer Since	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Trusteeship(s)/ Directorship Held by Trustee/Director During Past 5 Years

Jeffrey H. Kupor(1) – 1968	Trustee	2024
Senior Managing Director and
General Counsel, Invesco Ltd.;
Trustee, Invesco Foundation, Inc.;
Director, Invesco Advisers, Inc.;
Executive Vice President, Invesco
Asset Management (Bermuda), Ltd.
and Invesco Investments (Bermuda)
Ltd.

Formerly: Head of Legal of the
Americas, Invesco Ltd.; Senior Vice
President and Secretary, Invesco
Advisers, Inc. (formerly known as
Invesco Institutional (N.A.), Inc.)
(registered investment adviser);
Secretary, Invesco Distributors, Inc.
(formerly known as Invesco AIM
Distributors, Inc.); Vice President
and Secretary, Invesco Investment
Services, Inc. (formerly known as
Invesco AIM Investment Services,
Inc.); Senior Vice President, Chief
Legal Officer and Secretary, The
Invesco Funds; Secretary and
General Counsel, Invesco
Investment Advisers LLC (formerly
known as Van Kampen Asset
Management); Secretary and
General Counsel, Invesco Capital
Markets, Inc. (formerly known as
Van Kampen Funds Inc.) and Chief
Legal Officer, Invesco
Exchange-Traded Fund Trust,
Invesco Exchange-Traded Fund
Trust II, Invesco India
Exchange-Traded Fund Trust,
Invesco Actively Managed
Exchange-Traded Fund Trust,
Invesco Actively Managed
Exchange-Traded Commodity Fund
Trust and Invesco Exchange-Traded
Self-Indexed Fund Trust; Secretary
and Vice President, Harbourview
Asset Management Corporation;
Secretary and Vice President,
OppenheimerFunds, Inc. and
Invesco Managed Accounts, LLC;
Secretary and Senior Vice
President, OFI Global Institutional,
Inc.; Secretary and Vice President,
OFI SteelPath, Inc.; Secretary and
Vice President, Oppenheimer
Acquisition Corp.; Secretary and
Vice President, Shareholder
Services, Inc.; Secretary and Vice
President, Trinity Investment
Management Corporation, Senior
Vice President, Invesco Distributors,
Inc.; Secretary and Vice President,
Jemstep, Inc.; Head of Legal,
Worldwide Institutional, Invesco Ltd.;
Secretary and General Counsel,
INVESCO Private Capital
Investments, Inc.; Senior Vice
President, Secretary and General
				165	None
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Name, Year of Birth	Position(s) Held with the Trust	Trustee and/or Officer Since	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Trusteeship(s)/ Directorship Held by Trustee/Director During Past 5 Years

Counsel, Invesco Management
Group, Inc. (formerly known as
Invesco AIM Management Group,
Inc.); Assistant Secretary, INVESCO
Asset Management (Bermuda) Ltd.;
Secretary and General Counsel,
Invesco Private Capital, Inc.;
Assistant Secretary and General
Counsel, INVESCO Realty, Inc.;
Secretary and General Counsel,
Invesco Senior Secured
Management, Inc.; Secretary,
Sovereign G./P. Holdings Inc.;
Secretary, Invesco Indexing LLC;
and Secretary, W.L. Ross & Co.,
LLC

Douglas Sharp(1) – 1974	Trustee	2024	Senior Managing Director and Head of Americas & EMEA, Invesco Ltd; Director, Chairman and Chief Executive, Invesco Fund Managers Limited Formerly: Director and Chairman, Invesco UK Limited	165	None
(1)
Mr. Kupor and Mr. Sharp are considered interested persons (within the meaning of the Section 2(a)(19) of the 1940 Act) of the Funds because they are officers of the Adviser, and officers of Invesco Ltd., the ultimate parent of the Adviser.
The following information is added in the table under “Appendix C – Trustees and Officers – Independent Trustees” in the SAI for each Fund.
Name, Year of Birth	Position(s) Held with the Trust	Trustee and/or Officer Since	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Trusteeship(s)/ Directorship Held by Trustee/Director During Past 5 Years
Carol Deckbar – 1962	Trustee	2024	Formerly: Executive Vice President and Chief Product Officer, TIAA Financial Services; Executive Vice President and Principal, College Retirement Equities Fund at TIAA; Executive Vice President and Head of Institutional Investments and Endowment Services, TIAA	165	Formerly: Board Member, TIAA Asset Management, Inc.; and Board Member, TH Real Estate Group Holdings Company
James “Jim” Liddy – 1959	Trustee	2024	Formerly: Chairman, Global Financial Services, Americas, KPMG LLP	165	Director and Treasurer, Gulfside Place Condominium Association, Inc. and Non-Executive Director, Kellenberg Memorial High School
The following changes with respect to certain of the information appearing under the heading "Description of the Funds and their Investments and Risks - Policies and Procedures for Disclosure of Fund Holdings" in the SAI are made:
For all Funds except money market funds and Exception Funds, as applicable, select portfolio holdings information, such as month-end top ten holdings, buys/sells, contributors/detractors and/or information relevant to the market environment will be posted approximately seven business days following the relevant month's end.
For all Funds except money market funds and Exception Funds, as applicable, complete portfolio holdings information as of calendar month-end will be posted approximately ten business days following the relevant month's end.
Additionally, the information under the heading "Description of the Funds and their Investments and Risks - Policies and Procedures for Disclosure of Fund Holdings" in the SAI is revised to add the following disclosure, as applicable:
Effective immediately, Invesco Small Cap Growth Fund and Invesco Small Cap Equity Fund are no longer classified as Exception Funds.
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